Label	Element	Value
Turner Titan II Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001006783_SupplementTextBlock

Effective May 30, 2015, the name of Turner Spectrum Fund is changed to Turner Titan II Fund.  As of this date, all references in the Prospectus to the Spectrum Fund are deleted and replaced with references to the Titan II Fund.

The Titan II Fund will no longer allocate its assets among various Investment Strategies within the Fund. In accordance with this change, the following changes are made to the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Turner Titan II Fund
Objective [Heading]	rr_ObjectiveHeading	1. The first paragraph under the heading “Investment Objective” on page 5 is deleted and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Turner Titan II Fund seeks long-term capital appreciation.
Strategy [Heading]	rr_StrategyHeading	2. The disclosure under the heading “Principal Strategy” on page 6 is deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Turner Titan II Fund invests primarily in equity securities of companies with large capitalization ranges across major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation.  For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund’s holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 75 and 125 securities long or short in the aggregate.  Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund’s net assets.  However, these weightings are expected to vary over time as a result of market fluctuations.  The Adviser expects to attempt to rebalance the Fund’s portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock).  The Fund’s investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Risk [Heading]	rr_RiskHeading	3. The disclosure under the heading “Principal Risks” on page 7 is deleted and replaced with the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund’s investments will generate taxable income and realized capital gains.  Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund’s ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.